Schedule of commitment for minimum lease payments (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Commitments and Contingencies Disclosure [Abstract]
2024		$ 348,323
2025		113,129
2026-2027
Total future lease payment		461,452
Amount representing interest		(5,761)
Present value of operating lease liabilities		455,691
Less: current portion	$ (259,974)	(342,983)	$ (319,255)	$ (79,140)
Long-term portion	$ 85,430	$ 112,708	$ 444,571